Non-Cash Investing Activities for Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Non-cash Investing Activities For Statements Of Cash Flows Details
(Increase) decrease in non-cash net assets of subsidiary due to foreign currency translation gain (loss)	$ (3,427,922)	$ 435,069
Fair value of assets acquired	60,937,152	0
Cash paid for the acquisition	(27,000,000)	0
Promissory note issued	(10,000,000)	0
Contingent consideration issued	(2,004,000)	0
Amount payable to seller	(9,684,646)	0
Liabilities assumed	$ 12,248,506	$ 0